Pension Plans (Details 4)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
UK Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.80%	3.60%
Rate of compensation increase	3.30%	2.90%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.60%	4.40%
Expected return on plan assets (i)	6.50%	7.00%
Rate of compensation increase	2.90%	3.20%
UK Pension Benefits | Change in Assumptions for Pension Plans [Member]
Weighted-average assumptions to determine net periodic benefit cost:
Expected return on plan assets (i)	0.50%
US Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.20%	3.90%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.90%	4.80%
Expected return on plan assets (i)	7.30%	7.30%